Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,216,324,310.94
Previously Paid Amount	0
Total Fee Amount	167,974.39
Total Offset Amount	0
Net Fee	$ 167,974.39